Short-Term Bank Loans (Details)	1 Months Ended					12 Months Ended
	Mar. 31, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Aug. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)
Short-term bank loans [Line Items]
Weighted average interest rate		3.58%				3.58%		3.94%
Interest expenses						¥ 1,199,391	$ 171,467	¥ 1,158,894
Guarantee Loan Agreement [Member]
Short-term bank loans [Line Items]
Guarantee loan agreement		¥ 5,000,000				¥ 5,000,000					¥ 5,000,000	¥ 13,000,000
Fixed interest rate		3.20%				3.20%					5.20%	3.90%
Repaid amount			¥ 5,000,000	¥ 13,000,000
Credit Loan Agreement [Member]
Short-term bank loans [Line Items]
Guarantee loan agreement									¥ 4,000,000	¥ 3,000,000
Fixed interest rate	3.20%								3.90%	3.30%
Repaid amount	¥ 3,000,000
Revolving Loan Agreement [Member]
Short-term bank loans [Line Items]
Guarantee loan agreement					¥ 5,000,000								¥ 5,000,000
Fixed interest rate					3.10%								3.45%
Repaid amount					¥ 5,000,000
Jiangxi JB [Member] | Guarantee Loan Agreement [Member]
Short-term bank loans [Line Items]
Guarantee loan agreement			¥ 4,900,000					¥ 5,000,000
Fixed interest rate			4.90%					3.50%
Repaid amount		¥ 5,000,000
Ms.Gong Su Fang [Member] | Guarantee Loan Agreement [Member]
Short-term bank loans [Line Items]
Guarantee loan agreement				¥ 13,000,000
Fixed interest rate				3.3675%
Subsequent Event [Member] | Credit Loan Agreement [Member]
Short-term bank loans [Line Items]
Repaid amount	¥ 3,000,000